Employee Benefit Plans (Details)	3 Months Ended		10 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 CHF (SFr)
Employee Benefit Plans (Details) [Line Items]
Service cost			$ 143,467
Contributions plan	$ 36,997	SFr 34,174
Contributing in additional plan	110,991			SFr 102,522
Total contributions plan			$ 239,860
2022 Plan [Member]
Employee Benefit Plans (Details) [Line Items]
Total contributions plan	$ 147,998			SFr 136,696